Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combination
6 — Business Combination
On December 2, 2021, through The Hagerty Group, the Company completed the Business Combination pursuant to the Business Combination Agreement with Aldel and Merger Sub, with The Hagerty Group surviving as a wholly owned subsidiary of the Company immediately following the Business Combination. In connection with the closing of the Business Combination, the registrant changed its name from Aldel Financial Inc. to Hagerty, Inc.
Pursuant to the terms of the Business Combination Agreement, (a) Merger Sub was merged with and into The Hagerty Group, whereupon the separate limited liability company existence of Merger Sub ceased to exist and The Hagerty Group became the surviving company and continues to exist under the Delaware Limited Liability Company Act and (b) the existing limited liability company agreement of The Hagerty Group was amended and restated to, among other things, make Aldel a member of The Hagerty Group.
As outlined within the Business Combination Agreement, certain accredited investors or qualified institutional buyers (the “PIPE Investors”) entered into the Subscription Agreement, pursuant to which the PIPE Investors agreed to purchase 70,385,000 shares (the “PIPE Shares”) of the Company’s Class A Common Stock and 12,669,300 warrants to purchase shares of Class A Common Stock (the “PIPE Warrants” and, together with the PIPE Shares, the “PIPE Securities”) for an aggregate purchase price of $703.9 million (the “PIPE Financing”). The sale of the PIPE Securities was consummated concurrently with the Closing.
In connection with the consummation of the Business Combination:

•
all of the existing limited liability company interests of The Hagerty Group held by HHC were converted into (1) $489.7 million in cash, (2) 176,033,906 Hagerty Group Units, and (3) 176,033,906 shares of Class V Common Stock;

•
all of the existing limited liability company interests of The Hagerty Group held by Markel were converted into (1) 75,000,000 Hagerty Group Units, and (2) 75,000,000 shares of Class V Common Stock of the Company;

•	3,005,034 shares of Aldel’s 11,500,000 Class A Common Stock subject to redemption were redeemed, resulting in 8,494,966 Class A Common Stock still outstanding;

•	all of the 2,875,000 outstanding shares of Aldel’s Class B Common Stock were converted into shares of Class A Common Stock on a one-for-one basis; and

•	572,500 outstanding Aldel Class A Common Stock became Hagerty, Inc. Class A Common Stock.
Immediately after giving effect to the Business Combination, there were 82,327,466 shares of Hagerty Class A Common Stock outstanding, 251,033,906 shares of Hagerty Class V Common Stock outstanding and 20,005,550 warrants outstanding which can be converted on a one-for-one
basis to Class A Common Stock. Refer to Note 17 — Warrant Liabilities for additional information on the Company’s warrants.
Following the Closing, the Company is organized as a C corporation and owns an equity interest in The Hagerty Group in what is commonly known as an
“Up-C”
structure in which substantially all of the assets and liabilities of the Company are held by The Hagerty Group. As of December 31, 2021, the Company owned 24.7% of The Hagerty Group.
As a result of the
Up-C
structure, redeemable
non-controlling
interest is held by the Legacy Unit Holders, who retained 75.3% of the economic ownership of The Hagerty Group as of December 31, 2021.
In connection with the Business Combination, the Company incurred direct and incremental costs of approximately $41.9 million, consisting of primarily investment banking, insurance and professional fees, of which $32.6 million were recorded as a reduction of
Additional-paid-in-capital
within the Consolidated Balance Sheets.
In connection with the Business Combination, Hagerty, Inc. entered into the TRA with the Legacy Unit Holders. The TRA provides for payment to the Legacy Unit Holders of 85% of the U.S. federal, state and local income tax savings realized by Hagerty, Inc. as a result of the increases in tax basis and certain other tax benefits related to the transactions contemplated under the Business Combination Agreement upon the exchange of Hagerty Group Units and Class V Common Stock for Class A Common Stock or cash. Refer to Note 21 — Taxation for additional information related to the TRA.
The following table is a summary of the cash inflows and outflows related to the Business Combination:

Business Combination
in thousands
Cash in trust, net of redemptions	$85,811
Cash, PIPE	703,850
Less: transaction costs and advisory fees	(41,859)
Less: Cash consideration to HHC at Closing	(489,661)

Net cash received from Business Combination	$258,141